Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table disaggregates the Group’s revenue for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025
	(Unaudited)
By revenue type
Sale of software products	$142,820	$348,625
Sale of hardware products	-	273,863
Technology development service	342,004	2,271,952
M&S service	487,815	822,760
Sale of cloud platform products	68,530	7,799,708
Total	$1,041,169	$11,516,908

Schedule of Assets and Liabilities Translated Exchange Rates	The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	As of June 30,	As of December 31,
	2026	2025
Period end RMB: USD exchange rate	6.7851	6.9931

	For the six months ended June 30,
	2026	2025
Average RMB: USD exchange rate	6.8624	7.1875